Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 97,356	$ 92,944	$ 81,937
Non-cash items:
Unrealized loss on derivative instruments (note 13)	277	34,306	3,788
Depreciation and amortization	91,919	89,347	82,686
Unrealized foreign currency exchange (gain) loss	(10,221)	(26,700)	9,532
Equity based compensation	95	151	361
Equity income, net of dividends received of $15,340 (2010 and 2009 - nil)	(5,244)	(8,043)	(27,639)
Amortization of deferred debt issuance costs and other	960	3,375	1,660
Gain on sale of vessel (note 17a)		(4,340)
Accrued interest and other - net	(24)	3,628	1,800
Change in operating assets and liabilities (note 15a)	(33,434)	3,029	26,988
Expenditures for drydocking	(19,638)	(12,727)	(9,729)
Net operating cash flow	122,046	174,970	171,384
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	600,862	100,945	220,050
Debt issuance costs	(2,578)	(137)	(1,281)
Scheduled repayments of long-term debt	(290,940)	(76,018)	(80,301)
Prepayments of long-term debt	(383,000)	(72,000)	(185,900)
Scheduled repayments of capital lease obligations and other long-term liabilities	(89,350)	(39,147)	(37,437)
Proceeds from equity offerings net of offering costs (note 16)	341,178	50,921	162,559
Advances to and from affiliates	27,048	16,545	24,041
Advances to and from joint venture partners		(10,200)
Repayment of joint venture partners' advances		(1,235)
Decrease in restricted cash	76,249	30,741	30,710
Cash distributions paid	(159,380)	(135,514)	(114,539)
Excess of purchase price over the contributed basis of Teekay Tangguh Borrower LLC (note 12f)			(31,829)
Equity contribution from Teekay Corporation to Dropdown Predecessor (note 2)		466	1,567
Purchase of Skaugen Multigas Subsidiaries (note 12h)	(114,466)
Proceeds on sale of 1% interest in Kenai LNG Carriers (note 12j)			2,300
Proceeds on sale of 1% interest in Skaugen LPG Carriers and Skaugen Multigas Subsidiaries (note 12k)	1,812
Distribution to Teekay Corporation for the acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC (note 2)		(33,997)
Other	(261)	884
Net financing cash flow	7,174	(167,746)	(10,060)
INVESTING ACTIVITIES
Purchase of Excalibur and Excelsior Joint Ventures (note 17)		(35,169)
Purchase of equity investment in three Angola LNG Carriers (note 12l)	(57,287)
Proceeds received from the sale of Dania Spirit (note 17a)		21,556
Advances to joint venture	(830)		(2,856)
Purchase of Teekay Tangguh Borrower LLC (note 12f)			(37,259)
Receipts from direct financing leases	6,154	5,746	4,426
Expenditures for vessels and equipment	(64,685)	(26,652)	(134,926)
Net investing cash flow	(116,648)	(34,519)	(170,615)
Increase (decrease) in cash and cash equivalents	12,572	(27,295)	(9,291)
Cash and cash equivalents, beginning of the year	81,055	108,350	117,641
Cash and cash equivalents, end of the year	93,627	81,055	108,350
Supplemental cash flow information (note 15)